Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions [Text Block]	12 Months Ended
Mar. 31, 2014
Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions [Text Block]
15.	OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS

The following tables present, as of March 31, 2013 and 2014, the gross and net of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amount subject to an enforceable master netting arrangement or similar agreement not offset in the consolidated balance sheet. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2013	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥14,648	¥—	¥14,648	¥(12,341)	¥(283)	¥2,024
Receivables under resale agreements	6,960	(1,300)	5,660	(4,849)	—	811
Receivables under securities borrowing transactions	2,615	—	2,615	(1,815)	—	800

Total	¥24,223	¥(1,300)	¥22,923	¥(19,005)	¥(283)	¥3,635

Financial liabilities:
Derivative liabilities	¥14,867	¥—	¥14,867	¥(12,134)	¥(1,207)	¥1,526
Payables under repurchase agreements(1)	17,188	(1,300)	15,888	(15,804)	—	84
Payables under securities lending transactions	3,993	—	3,993	(1,695)	—	2,298
Obligations to return securities received as collateral	3,035	—	3,035	(374)	—	2,661

Total	¥39,083	¥(1,300)	¥37,783	¥(30,007)	¥(1,207)	¥6,569

	Gross amounts of recognized assets/ liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
At March 31, 2014				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,810	¥—	¥11,810	¥(9,552)	¥(360)	¥1,898
Receivables under resale agreements	10,346	(3,046)	7,300	(6,502)	(7)	791
Receivables under securities borrowing transactions	4,210	—	4,210	(3,614)	—	596

Total	¥26,366	¥(3,046)	¥23,320	¥(19,668)	¥(367)	¥3,285

Financial liabilities:
Derivative liabilities	¥11,765	¥—	¥11,765	¥(9,437)	¥(984)	¥1,344
Payables under repurchase agreements(1)	24,674	(3,046)	21,628	(21,345)	(5)	278
Payables under securities lending transactions	5,521	—	5,521	(4,795)	(9)	717
Obligations to return securities received as collateral	3,971	—	3,971	(220)	—	3,751

Total	¥45,931	¥(3,046)	¥42,885	¥(35,797)	¥(998)	¥6,090

Note:

(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥188,100 million and ¥360,220 million at March 31, 2013 and 2014, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.